Convertible Notes Payable (Related Party)	12 Months Ended
Dec. 31, 2022
Convertible Notes Payable (Related Party) [Abstract]
Convertible Notes Payable (Related Party)

8.      Convertible Notes Payable (Related Party)

The Company received several loan financings from stockholders from 2012 to 2022, in an aggregate outstanding principal amount of $59.7 million and $51.7 million as of December 31, 2022 and December 31, 2021, respectively. The Convertible Notes bear interest at 4.5% per annum. The Convertible Notes are secured by the Company’s assets. The Company elected the fair value option for the Convertible Notes under ASC Topic 825, Financial Instruments, with changes in fair value recorded in earnings each reporting period. The Convertible Notes did not include any financial covenants and were subject to acceleration upon the occurrence of specified events of default. The terms of the Convertible Notes are described below.

2012 Convertible Note

In 2012, the Company issued a convertible note to a stockholder (“2012 Convertible Note”), which was subsequently amended and restated. These amendments allowed for the issuance of additional principal under the existing agreements and resulted in various drawdowns since 2012. In March 2021, the 2012 Convertible Note agreement was amended and restated to allow for an additional draw of $10.0 million. The March 2021 amendment also extended the maturity date of both the existing debt and any future draws to December 31, 2025. In June 2022, the 2012 Convertible Note agreement was amended and restated to allow for an additional draw of $10.0 million. These amendments were accounted for as debt modifications. The Company elected the fair value option for the Convertible Notes. The Company received proceeds of $8.0 million from the issuance of the 2012 Convertible Note in each of the years ended December 31, 2022 and 2021. The fair value of the 2012 Convertible Note on the date of issuance was $3.3 million and $2.9 million on the respective drawdown dates in 2022 and 2021, respectively. The difference between the proceeds received and the issuance-date fair value was recorded as a deemed capital contribution from related party on the consolidated statements of stockholders’ deficit.

The outstanding principal amount of the 2012 Convertible Note was $59.0 million and $51.0 million as of December 31, 2022 and December 31, 2021, respectively. Undrawn principal under the arrangement amounted to $5 million and $3 million as of December 31, 2022, and 2021, respectively. The 2012 Convertible Note matures on December 31, 2025, and was classified as a long-term liability as of December 31, 2022 and 2021. The 2012 Convertible Note bears interest at 4.5% per annum. The Company granted detachable common stock warrants to the stockholder in connection with the 2012 Convertible Note (see Note 9).

At any time prior to maturity, at the sole discretion of the noteholder, the outstanding principal amount plus accrued and unpaid interest may be converted into shares of common stock at a conversion price of $1.00 per share, subject to various adjustments as defined in the agreement.

In the event that the Company obtains additional equity financing pursuant to which the Company sells shares of either common or preferred stock, at the sole discretion of the stockholder, the principal amount plus accrued and unpaid interest will convert to the class of stock being offered in the financing at a price per share equal to 80% of the price per share paid by investors for the offered shares.

2013 Convertible Notes

In 2013, the Company issued convertible notes to various stockholders (“2013 Convertible Notes”), which were subsequently amended and restated. The outstanding principal amount of these notes were $0.7 million and $0.7 million as of December 31, 2022 and December 31, 2021, respectively. The 2013 Convertible Notes mature on December 31, 2023, and were classified as current liabilities as of December 31, 2022 and non-current liabilities as of

December 31, 2021. The 2013 Convertible Notes bear interest at 4.5% per annum. The Company granted detachable common stock warrants to the noteholders in connection with the issuance of the 2013 Convertible Notes (see Note 9). The 2013 Convertible Notes are subordinated to the 2012 Convertible Note and include the same conversion features as the 2012 Convertible Note. In addition, in the event the Company completes an equity financing in which it sells a minimum of $2,500,000 of new stock, at the sole discretion of the Company, the principal amount plus accrued and unpaid interest will convert into common stock at $1.00 per share. If the effective conversion price is less than $1.00, the price per share shall be equal to 80% of the price per share paid by the other investors.

In November 2021, a holder of the 2013 Convertible Notes surrendered their convertible note payable of $50 thousand, as well as accrued interest of $18 thousand, which was treated as a capital contribution given the related party nature of the debt.